Loans and borrowings (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	₨ 49,109	₨ 50,904